Biological assets - Significant Unobservable Inputs (Details)	12 Months Ended
	Dec. 31, 2024 uSDollarPerHectare uSDollarPerTonOfCane tonPerHectare kilogramPerTon	Dec. 31, 2023 uSDollarPerHectare tonPerHectare kilogramPerTon uSDollarPerTonOfCane
Sown land – sugarcane
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate applied to cash flow projections	13.61%	14.44%
Sown land - crops, peanut
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate applied to cash flow projections	2.00%	6.00%
Sown land – rice
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate applied to cash flow projections	2.00%	6.00%
Bottom of range | Sown land – sugarcane
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	50	50
TRS value | kilogramPerTon	120	120
Maintenance costs	550	550
Harvest costs | uSDollarPerTonOfCane	7.0	7.0
Leasing costs | tonPerHectare	12.0	12.0
Bottom of range | Sown land – crops, sunflower
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.5	0.8
Commercial costs	11	22
Production costs	291	215
Bottom of range | Sown land – crops, wheat
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.60	0.37
Commercial costs	9	14
Production costs	187	143
Bottom of range | Sown land – crops, soybean
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.1	0.9
Commercial costs	12	21
Production costs	186	193
Bottom of range | Sown land - crops, peanut
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.9	2.4
Commercial costs	19	25.0
Production costs	750	861.0
Bottom of range | Sown land – crops, corn
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.4	3.6
Commercial costs	11	16
Production costs	195	231
Bottom of range | Sown land – rice
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	4.9	4.7
Commercial costs	18	11
Production costs	1,275	1,033
Top of range | Sown land – sugarcane
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	100	100
TRS value | kilogramPerTon	140	140
Maintenance costs	850	850
Harvest costs | uSDollarPerTonOfCane	13.0	13.0
Leasing costs | tonPerHectare	14.4	14.4
Top of range | Sown land – crops, sunflower
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	2.8	2.2
Commercial costs	73	65
Production costs	1,184	1,000
Top of range | Sown land – crops, wheat
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	7.0	4.6
Commercial costs	57	39
Production costs	1,031	823
Top of range | Sown land – crops, soybean
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	4,900.0	3.7
Commercial costs	71	48
Production costs	1,054	776
Top of range | Sown land - crops, peanut
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	6.3	3.6
Commercial costs	70	56.0
Production costs	2,007	1,866
Top of range | Sown land – crops, corn
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	13	11
Commercial costs	63	65
Production costs	1,616	1,318
Top of range | Sown land – rice
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	7.4	6.4
Commercial costs	53	35
Production costs	2,438	3,121